UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported) February 1, 2018

Commission File Number of securitizer: 025-00206

Central Index Key Number of securitizer: 0000719245

Westpac Banking Corporation

Sean Crellin

Telephone (212) 551-1835

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Westpac Banking Corporation has indicated by check mark that there is no activity to report for the annual period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

Pursuant to Rule 15Ga-1(c)(3), Westpac Banking Corporation provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on the last asset-backed security outstanding that was issued by, or issued by an affiliate of, the securitizer, was April 19, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westpac Banking Corporation (Securitizer)

Date	February 1, 2018

	/s/ GUY VOLPICELLA	(Signature)

Head of Structured Funding, Group Treasury